revenue from contracts with customers - Contract assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Jan. 01, 2017
Contract assets
Contract assets	$ 1,303	$ 1,303	$ 1,475	$ 1,303	$ 1,303	$ 1,205
Contract assets at beginning of period	1,303
Net additions arising from operations	1,455	1,270
Amounts billed in period and thus reclassified to accounts receivable	(1,284)	(1,166)
Change in impairment allowance, net	(1)	(3)
Other	2	(3)
Contract assets at end of period	1,475	1,303
Gross contract assets			1,017		907
Reclassification to contract liabilities of contracts with contract assets less than contract liabilities			(3)		(4)
Reclassification from contract liabilities of contracts with contract liabilities less than contract assets			(154)		(146)
Contract assets			860		757	700
Wireless segment
Contract assets
Amounts billed in period and thus reclassified to accounts receivable	1,180	1,060
As previously reported
Contract assets
Contract assets	1,303	0			1,303
Contract assets at beginning of period	1,303	0
Contract assets at end of period		1,303
IFRS 15 effects
Contract assets
Contract assets						1,205
Contract assets			860		757	700
The twelve month period ending one year hence
Contract assets
Contract assets	907	907	1,017		907	853
Contract assets at beginning of period	907
Contract assets at end of period	1,017	907
The twelve month period ending two years hence
Contract assets
Contract assets	385	385	444		385	338
Contract assets at beginning of period	385
Contract assets at end of period	444	385
Thereafter
Contract assets
Contract assets	11	11	$ 14		$ 11	$ 14
Contract assets at beginning of period	11
Contract assets at end of period	$ 14	$ 11